Share-Based Compensation - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) Plans shares	Dec. 31, 2023 USD ($) Plans shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 77,502	$ 10,915	¥ 340,860	¥ 530,440
Repurchased of ordinary shares, consideration	¥ 213,054		¥ 646,820	¥ 22,319
Number of share incentive plans | Plans	2	2
Maximum term of option	10 years	10 years
Number of share options, granted | shares	110,582,949	110,582,949	85,357,994	55,388,338
Unrecognized compensation expenses related to stock options	¥ 240,242
Unrecognized compensation expenses period for recognition	1 year 11 months 12 days	1 year 11 months 12 days
Related to Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum term of option	10 years	10 years
Maximum aggregate number of Ordinary Shares authorized | shares	249,234,508
2022 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum term of option	10 years	10 years
Percentage of ordinary shares available for issuance			1.50%
Percentage of total number of issued and outstanding shares	1.00%
Class A Ordinary Shares | 2018 Share Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options to purchase aggregate amount of ordinary shares granted | shares	249,234,508	249,234,508
Class A Ordinary Shares | 2022 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options to purchase aggregate amount of ordinary shares granted | shares	7,168,734	7,168,734
Accelerated Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ (1,905)		¥ (64,660)	¥ 66,429
Number of options accelerated to vest immediately | shares	386,843	386,843	17,863,616	5,595,868
Share-based compensation fair value of modified option	¥ 403		¥ 12,379	¥ 77,898
Compensation expense for the unvested options	2,308		77,039	11,469
Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 79,407		¥ 392,727	¥ 464,011
First Two Fiscal Years Beginning January 1, 2024 | 2022 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of total number of issued and outstanding shares	1.50%
Tranche One | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage	25.00%	25.00%
Vesting period	4 years	4 years
Tranche Two | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage	100.00%	100.00%
Vesting period	1 year	1 year
Share-Based Payment Arrangement, Tranche Three | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage	21.43%	21.43%
Vesting period	4 years	4 years
Share-Based Payment Arrangement, Tranche Four | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage	7.14%	7.14%
Vesting period	2 years	2 years